Taxes - Operating taxes and levies - Statement of financial position components (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Value added tax	€ 996	€ 953	€ 958
Other operating taxes and levies	94	74	87
Operating taxes and levies - receivables	1,090	1,027	1,045
Value added tax	(649)	(647)	(616)
Territorial Economic Contribution, IFER and similar taxes	(90)	(94)	(100)
Spectrum fees	(22)	(29)	(40)
Levies on telecommunication services	(118)	(113)	(97)
Other operating taxes and levies	(408)	(439)	(409)
Operating taxes and levies - payables	(1,287)	(1,322)	(1,262)
Operating taxes and levies - net	€ (197)	€ (295)	€ (217)	€ (323)